15. Other Operating Income and Expense	12 Months Ended
Dec. 31, 2021
15. Other Operating Income and Expense
Other Operating Income and Expense
(15)	Other Operating Income and Expense

Miscellaneous non-interest income for the years ended December 31, 2021, 2020 and 2019 included the following items:

(Dollars in thousands)
	2021	2020	2019
Visa debit card income	$5,045	4,237	4,145
Bank owned life insurance income	397	380	383
Gain (loss) on sale of premises and equipment	105	-	(239)
Other	2,092	1,315	1,559
	$7,639	5,932	5,848
Other non-interest expense for the years ended December 31, 2021, 2020 and 2019 included the following items:

(Dollars in thousands)
	2021	2020	2019
ATM expense	$619	567	579
Data processing	643	635	616
Deposit program expense	415	426	515
Dues and subscriptions	588	538	421
FHLB advance prepayment penalty	-	1,100	-
Internet banking expense	768	729	681
Office supplies	374	538	467
Telephone	730	794	802
Other	3,737	3,217	3,893
	$7,874	8,544	7,974